Investment In Joint Ventures And Associates - Financial information relating to investments in joint ventures and associates accounted for using the equity method of accounting (Details)
$ in Thousands, ₩ in Millions
	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2022 USD ($)
Equity method investment summarized financial information [Line Items]
Assets	₩ 480,474,396		₩ 447,183,871	₩ 399,081,017	$ 381,268,367
Liabilites	448,847,054		418,378,768	372,355,172	$ 356,171,286
Other comprehensive income(loss)	(239,819)	$ (190,302)	170,181	(82,207)
Total comprehensive income(loss)	(3,129,255)	$ (2,483,142)	(2,932,460)	₩ (1,433,042)
W Service Networks Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets	7,052		6,208
Liabilites	2,825		2,504
Operating revenue	19,697		17,019
Net income(loss)	1,215		840
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	1,215		840
Korea Credit Bureau Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets	155,165		113,859
Liabilites	100,065		21,284
Operating revenue	144,907		127,751
Net income(loss)	13,809		20,486
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	13,809		20,486
Korea Finance Security Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets	28,792		34,957
Liabilites	12,964		14,286
Operating revenue	47,043		57,462
Net income(loss)	(3,856)		249
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	(3,856)		249
Woori Growth Partnerships New Technology Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets	47,394		54,173
Liabilites	208		231
Operating revenue	2,978		3,807
Net income(loss)	2,185		(2,228)
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	2,185		(2,228)
2016KIF-IMM Woori Bank Technology Venture Fund
Equity method investment summarized financial information [Line Items]
Assets	47,979		63,983
Liabilites	609		837
Operating revenue	665		23,010
Net income(loss)	(7,839)		21,119
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	(7,839)		21,119
K BANK Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets	16,694,289		14,021,789
Liabilites	14,896,426		12,291,131
Operating revenue	491,880		250,502
Net income(loss)	91,059		19,348
Other comprehensive income(loss)	(32,156)		(32,072)
Total comprehensive income(loss)	58,903		(12,724)
Woori Bank-Company K Korea Movie Asset Fund
Equity method investment summarized financial information [Line Items]
Assets	989		1,383
Liabilites	33		2
Operating revenue	462		1,075
Net income(loss)	324		543
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	324		543
Partner One Value Up I Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets	18,395		28,273
Liabilites	0		0
Operating revenue	(9,431)		11,972
Net income(loss)	(9,831)		10,914
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	(9,831)		10,914
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership
Equity method investment summarized financial information [Line Items]
Assets	51,804		56,363
Liabilites	385		597
Operating revenue	8,092		11,422
Net income(loss)	7,288		10,077
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	7,288		10,077
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets	15,811		15,799
Liabilites	95		5
Operating revenue	1		0
Net income(loss)	(383)		(332)
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	(383)		(332)
Woori-Shinyoung Growth-Cap Private Equity Fund 1
Equity method investment summarized financial information [Line Items]
Assets	123,824		82,087
Liabilites	312		314
Operating revenue	41,780		83,143
Net income(loss)	40,544		81,550
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	40,544		81,550
LOTTE CARD Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets	19,983,059		15,980,312
Liabilites	17,179,093		13,460,156
Operating revenue	1,925,577		1,499,867
Net income(loss)	268,096		184,919
Other comprehensive income(loss)	43,162		25,612
Total comprehensive income(loss)	311,258		210,531
Woori-Q Corporate Restructuring Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets	75,973		121,057
Liabilites	418		555
Operating revenue	3,019		327
Net income(loss)	(4,696)		(1,547)
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	(4,696)		(1,547)
PCC-Woori LP Secondary Fund
Equity method investment summarized financial information [Line Items]
Assets	33,591		31,585
Liabilites	168		0
Operating revenue	6,127		5,720
Net income(loss)	1,152		4,162
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	1,152		4,162
Force TEC Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets	10,489		11,904
Liabilites	24,804		23,508
Operating revenue	25,182		20,941
Net income(loss)	(2,664)		(9,188)
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	(2,664)		(9,188)
Together-Korea Government Private Pool Private Securities Investment Trust No.3
Equity method investment summarized financial information [Line Items]
Assets	10,246		10,073
Liabilites	1		1
Operating revenue	218		41
Net income(loss)	170		37
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	170		37
Genesis Environmental Energy Company 1st Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets			20,610
Liabilites			3,941
Operating revenue			11,347
Net income(loss)			694
Other comprehensive income(loss)			0
Total comprehensive income(loss)			694
Union Technology Finance Investment Association
Equity method investment summarized financial information [Line Items]
Assets	48,991		41,996
Liabilites	299		290
Operating revenue	2,300		13
Net income(loss)	632		(1,168)
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	632		(1,168)
Godo Kaisha Oceanos 1
Equity method investment summarized financial information [Line Items]
Assets	63,741		66,087
Liabilites	45,358		45,367
Operating revenue	2,942		3,141
Net income(loss)	176		267
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	176		267
Japanese Hotel Real Estate Private Equity Fund No.2
Equity method investment summarized financial information [Line Items]
Assets	14,387		16,104
Liabilites	13		14
Operating revenue	1,050		911
Net income(loss)	968		1,196
Other comprehensive income(loss)	(1,186)		(373)
Total comprehensive income(loss)	(218)		823
Woori Seoul Beltway Private Special Asset Fund No.1
Equity method investment summarized financial information [Line Items]
Assets	39,497		30,206
Liabilites	2		1
Operating revenue	1,028		536
Net income(loss)	984		500
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	984		500
Portone-Cape Fund No.1
Equity method investment summarized financial information [Line Items]
Assets	2,344		2,447
Liabilites	26		0
Operating revenue	0		1,050
Net income(loss)	(129)		947
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	(129)		947
Woori FirstValue Private Real Estate Fund No.2
Equity method investment summarized financial information [Line Items]
Assets	67,005		69,672
Liabilites	62,357		63,309
Operating revenue	3		0
Net income(loss)	(54)		(5,303)
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	(54)		(5,303)
JC Assurance No.2 Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets	122,015		118,397
Liabilites	3		0
Operating revenue	0		0
Net income(loss)	(929)		(1,040)
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	(929)		(1,040)
Dream Company Growth no.1 PEF
Equity method investment summarized financial information [Line Items]
Assets	28,351		28,533
Liabilites	50		44
Operating revenue	1,695		0
Net income(loss)	1,506		1,500
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	1,506		1,500
HMS-Oriens 1st Fund
Equity method investment summarized financial information [Line Items]
Assets	58,095		52,659
Liabilites	6		28
Operating revenue	3,829		2,750
Net income(loss)	3,279		2,179
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	3,279		2,179
Woori High Plus Short-term High Graded ESG Bond Sec Feeder Inv Trust 1
Equity method investment summarized financial information [Line Items]
Assets			257,891
Liabilites			0
Operating revenue			3,239
Net income(loss)			3,239
Other comprehensive income(loss)			0
Total comprehensive income(loss)			3,239
Dicustody Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets	95		98
Liabilites	0		0
Operating revenue	0		0
Net income(loss)	(3)		(2)
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	(3)		(2)
Woori MultiReturn Securities Investment Trust 3 (Balanced Bond)
Equity method investment summarized financial information [Line Items]
Assets			101,644
Liabilites			51,530
Operating revenue			5
Net income(loss)			2
Other comprehensive income(loss)			0
Total comprehensive income(loss)			2
Woori Short-term Bond Securities Investment Trust (Bond) ClassC-F
Equity method investment summarized financial information [Line Items]
Assets	468,357		1,209,228
Liabilites	67,022		158,524
Operating revenue	14,189		89
Net income(loss)	11,804		79
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	11,804		79
WOORI TAERIM 1st Fund
Equity method investment summarized financial information [Line Items]
Assets	4,047		4,047
Liabilites	185		172
Operating revenue	0		0
Net income(loss)	(13)		2,770
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	(13)		2,770
KIWOOM WOORI Financial 1st Investment Fund
Equity method investment summarized financial information [Line Items]
Assets	10,597		10,818
Liabilites	111		111
Operating revenue	1		1
Net income(loss)	(222)		(221)
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	(222)		(221)
DeepDive WOORI 20211 Financial Investment Fund
Equity method investment summarized financial information [Line Items]
Assets	7,412		8,340
Liabilites	37		0
Operating revenue	57		0
Net income(loss)	(103)		(60)
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	(103)		(60)
Darwin Green Packaging Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets	19,332		19,387
Liabilites	0		0
Operating revenue	2,215		0
Net income(loss)	1,904		(213)
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	1,904		(213)
WooriG Real Infrastructure Blind General Type Private Placement Investment Trust
Equity method investment summarized financial information [Line Items]
Assets	73,064		35,796
Liabilites	56		1
Operating revenue	3,140		(34)
Net income(loss)	2,874		(35)
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	2,874		(35)
Aarden Woori Apparel 1st Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets	20,750		21,075
Liabilites	89		89
Operating revenue	8		0
Net income(loss)	(325)		(214)
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	(325)		(214)
Woori Zip 1
Equity method investment summarized financial information [Line Items]
Assets	48,309		52,259
Liabilites	34,346		35,833
Operating revenue	2,085		1,106
Net income(loss)	(215)		(26)
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	(215)		(26)
Woori Zip 2
Equity method investment summarized financial information [Line Items]
Assets	68,388		74,033
Liabilites	48,927		50,951
Operating revenue	3,069		1,536
Net income(loss)	(198)		(50)
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	(198)		(50)
KUM HWA Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets	4		20
Liabilites	159		176
Operating revenue	0		58
Net income(loss)	(8)		(10)
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	(8)		(10)
Jinmyung Plus Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets	696		568
Liabilites	649		445
Operating revenue	177		209
Net income(loss)	(9)		5
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	(9)		5
Woori G Senior Loan Private Placement Investment Trust No.1
Equity method investment summarized financial information [Line Items]
Assets	378,145		406,634
Liabilites	23		25
Operating revenue	18,584		14,553
Net income(loss)	17,496		13,669
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	17,496		13,669
Genesis Eco No.1 Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets	38,700		38,369
Liabilites	5		4
Operating revenue	48		308
Net income(loss)	(593)		(377)
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	(593)		(377)
Paratus Woori Material Component Equipment joint venture company
Equity method investment summarized financial information [Line Items]
Assets	58,311		58,507
Liabilites	617		0
Operating revenue	7		7
Net income(loss)	(812)		(693)
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	(812)		(693)
Midas No. 8 Private Equity Joint Venture Company
Equity method investment summarized financial information [Line Items]
Assets	65,936		66,699
Liabilites	242		112
Operating revenue	1,928		1
Net income(loss)	977		(113)
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	977		(113)
Woori Hanhwa Eureka Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets			40,817
Liabilites			133
Operating revenue			20,193
Net income(loss)			19,821
Other comprehensive income(loss)			0
Total comprehensive income(loss)			₩ 19,821
IGEN2022No. 1 Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets	32,362
Liabilites	122
Operating revenue	3,166
Net income(loss)	2,616
Other comprehensive income(loss)	0
Total comprehensive income(loss)	2,616
Synaptic Green No.1 PEF
Equity method investment summarized financial information [Line Items]
Assets	37,017
Liabilites	0
Operating revenue	4
Net income(loss)	(983)
Other comprehensive income(loss)	0
Total comprehensive income(loss)	(983)
Orchestra Private Equity Fund IV
Equity method investment summarized financial information [Line Items]
Assets	34,427
Liabilites	0
Operating revenue	1,580
Net income(loss)	878
Other comprehensive income(loss)	0
Total comprehensive income(loss)	878
Koreawide partners 2nd Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets	77,039
Liabilites	2,038
Operating revenue	3,020
Net income(loss)	1
Other comprehensive income(loss)	0
Total comprehensive income(loss)	1
Australia Green Energy 1st PEF
Equity method investment summarized financial information [Line Items]
Assets	122,634
Liabilites	14
Operating revenue	30
Net income(loss)	(1,380)
Other comprehensive income(loss)	0
Total comprehensive income(loss)	(1,380)
Woori Dyno 1st Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets	10,212
Liabilites	43
Operating revenue	200
Net income(loss)	(31)
Other comprehensive income(loss)	0
Total comprehensive income(loss)	(31)
Woori Star50 Feeder Fund(H)
Equity method investment summarized financial information [Line Items]
Assets	709
Liabilites	0
Operating revenue	48
Net income(loss)	(480)
Other comprehensive income(loss)	0
Total comprehensive income(loss)	(480)
Woori Together TDF 2030
Equity method investment summarized financial information [Line Items]
Assets	8,615
Liabilites	0
Operating revenue	1,352
Net income(loss)	(1,108)
Other comprehensive income(loss)	0
Total comprehensive income(loss)	(1,108)
Woori Together TDF 2025
Equity method investment summarized financial information [Line Items]
Assets	8,513
Liabilites	16
Operating revenue	1,287
Net income(loss)	(1,018)
Other comprehensive income(loss)	0
Total comprehensive income(loss)	(1,018)
Woori BIG2 Plus Securities Investment Trust (Balanced Bond)
Equity method investment summarized financial information [Line Items]
Assets	4,667
Liabilites	12
Operating revenue	389
Net income(loss)	(636)
Other comprehensive income(loss)	0
Total comprehensive income(loss)	(636)
DS Power Semicon Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets	14,230
Liabilites	44
Operating revenue	1,185
Net income(loss)	937
Other comprehensive income(loss)	0
Total comprehensive income(loss)	937
Woori Safe Plus General Type Private Investment Trust S8(Bond)
Equity method investment summarized financial information [Line Items]
Assets	115,781
Liabilites	4,508
Operating revenue	1,899
Net income(loss)	1,763
Other comprehensive income(loss)	0
Total comprehensive income(loss)	1,763
STASSETS FUND III
Equity method investment summarized financial information [Line Items]
Assets	4,660
Liabilites	313
Operating revenue	37
Net income(loss)	(953)
Other comprehensive income(loss)	0
Total comprehensive income(loss)	(953)
BTS 2nd Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets	15,012
Liabilites	608
Operating revenue	1
Net income(loss)	(725)
Other comprehensive income(loss)	0
Total comprehensive income(loss)	(725)
Orient Shipyard Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets	10,832
Liabilites	27,225
Operating revenue	0
Net income(loss)	(16,467)
Other comprehensive income(loss)	0
Total comprehensive income(loss)	₩ (16,467)